Expense Example - PeakShares Sector Rotation ETF - PeakShares Sector Rotation ETF	Jun. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 108
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	794
Expense Example, with Redemption, 10 Years	$ 1,794